Revenues	6 Months Ended
Jun. 30, 2024
Revenues [Abstract]
Revenues

Note 10. Revenues

Disaggregation of Revenues

The following table provides information about disaggregated revenue by geographical areas

	Six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
EMEA	$65,096	$52,141
America	97,368	77,223
APAC	22,832	18,554
Total	$185,296	$147,918

Contract Balances

The following table provides information about accounts receivable, contract assets, and contract liabilities from contracts with customers:

	June 30, 2024	December 31, 2023
	(Unaudited)
Contract liabilities, current	$183,938	$195,725
Contract liabilities, non-current	42,369	$47,098

Contract assets consist of unbilled accounts receivable, which occur when a right to consideration for the Company’s performance under the customer contract occurs before invoicing to the customer. The increase in contract balances is consistent with the increase in the overall operation of the Company.

Contract liabilities consist of deferred revenue. Revenue is deferred when the Company invoices in advance of performance under a contract. The current portion of the deferred revenue balance is recognized as revenue during the 12-month period after the balance sheet date. The non current portion of the deferred revenue balance is recognized as revenue following the 12-month period after the balance sheet date. Of the $242,823 and $194,882 of deferred revenue as of December 31, 2023 and 2022, respectively, the Company recognized $122,089 and $97,044 as revenue during the six months ended June 30, 2024 and 2023.

Remaining Performance Obligations

The Company’s remaining performance obligations are comprised of product and services revenue not yet delivered. As of June 30, 2024 and December 31, 2023, the aggregate amount of the transaction price allocated to remaining performance obligations was $324,110 and $331,996 respectively, which consists of both billed consideration in the amount of $226,307 and $242,823 respectively, and unbilled consideration in the amount of $97,803 and $89,173 respectively, that the Company expects to recognize as revenue. As of June 30, 2024, the Company expects to recognize the majority of its remaining performance obligations as revenue in the next 12 months.